SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of components of net revenues

	Years ended December 31, 2011
	Renren	Nuomi	Total

Net revenues	$111,510	$6,457	$117,967
Cost of revenues	(25,611)	(622)	(26,233)
Operating expenses	(91,761)	(30,165)	(121,926)
Operating loss	(5,862)	(24,330)	(30,192)
Net income (loss)	$65,328	$(24,324)	$41,004
Total Assets	$1,259,171	$18,837	$1,278,008

	Years ended December 31, 2012
	Renren	Nuomi	Total

Net revenues	$159,635	$16,451	$176,086
Cost of revenues	(65,090)	(1,529)	(66,619)
Operating expenses	(158,948)	(42,242)	(201,190)
Operating loss	(64,403)	(27,320)	(91,723)
Net loss	$(47,758)	$(27,295)	$(75,053)
Total Assets	$1,177,942	$23,871	$1,201,813